Note 12 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit)	$ 0	$ 0
Tax Credit Carryforward, Valuation Allowance	57,446,259
Unrecognized Tax Benefits	0
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards	99,731,593	86,840,808
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	11,885,918	43,354,286
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	87,845,675	43,486,522
Operating Loss Carryforwards, Valuation Allowance	23,121,946	20,558,729
Change in Operating Loss Carryforwards	237,816,096
Change in Deferred Tax Assets Attributable to Operating Losses	49,941,380
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	55,735,192	59,425,348
Operating Loss Carryforwards, Valuation Allowance	3,936,440	$ 3,979,630
Change in Operating Loss Carryforwards	178,311,455
Change in Deferred Tax Assets Attributable to Operating Losses	$ 7,344,800